Shareholders Equity (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 26, 2024	Aug. 22, 2024	Mar. 31, 2025	Dec. 06, 2024	Sep. 30, 2024
Common stock, par value			$ 2.40		$ 2.40
Cancellation of Shares			706
Share consolidation and capital increase details			Company consolidated its ordinary shares at a ratio of one-for-twelve from $100,000,000 divided into 500,000,000 ordinary shares of a par value of $0.20 each to $100,000,000 divided into 41,666,667 ordinary shares of a par value of $2.40 each, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $100,000,000 to $12,000,000,000, divided into 5,000,000,000 ordinary shares of $2.40 par value each
Common stock, shares authorized			5,000,000,000		5,000,000,000
Statutory surplus reserve			10.00%
Statutory reserve			$ 700,000		$ 700,000
Shares issued			1,202,189
Redemption of Note			$ 338,009
Issuance of ordinary shares for warrants exercised, shares			325,825
Farmmi Inc.
Common stock, par value			$ 0.20
Exercise price of share options and warrants	$ 0.75			$ 0.20
Number of warrants outstanding			747,040		1,072,865
Proceeds from Issuance of shares			$ 1,030,000.00
Ordinary shares issued during period	3,433,167	3,433,167
Warrants Exercised			325,825		0
Series A warrants
Ordinary shares issued during period		3,433,167